BNY Mellon Short Term Income Fund
Statement of Investments
October 31, 2024 (Unaudited)

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4%
Advertising — .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(b)		5.13	8/15/2027	265,000	257,175
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(b),(c)		5.00	8/15/2027	400,000	394,306
					651,481
Aerospace & Defense — 2.5%
Rolls-Royce PLC, Gtd. Notes(b)		5.75	10/15/2027	470,000	479,923
The Boeing Company, Sr. Unscd. Notes		2.20	2/4/2026	786,000	757,197
The Boeing Company, Sr. Unscd. Notes(b)		6.30	5/1/2029	576,000	596,844
TransDigm, Inc., Sr. Scd. Notes(b)		6.75	8/15/2028	352,000	359,994
					2,193,958
Airlines — .9%
Air Canada, Sr. Scd. Notes(b)		3.88	8/15/2026	528,000	511,207
United Airlines Holdings, Inc., Gtd. Notes		4.88	1/15/2025	290,000	289,599
					800,806
Asset-Backed Certificates — 10.9%
Affirm Asset Securitization Trust, Ser. 2024-A, Cl. A(b)		5.61	2/15/2029	330,000	332,548
AMSR Trust, Ser. 2023-SFR2, Cl. A(b)		3.95	6/17/2040	555,000	533,164
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)		5.30	6/21/2028	45,252	45,356
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)		6.18	12/15/2028	83,604	84,380
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)		5.05	3/15/2029	100,000	99,999
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1(b)		1.69	7/15/2060	346,289	335,544
CF Hippolyta Issuer LLC, Ser. 2021-1A, Cl. A1(b)		1.53	3/15/2061	259,173	242,938
CLI Funding VI LLC, Ser. 2020-1A, Cl. A(b)		2.08	9/18/2045	108,300	98,988
CLI Funding VI LLC, Ser. 2020-3A, Cl. A(b)		2.07	10/18/2045	180,917	166,331
CNH Capital Canada Receivables Trust, Ser. 2021-1A, Cl. A2(b)	CAD	1.00	11/16/2026	80,287	56,769
CyrusOne Data Centers Issuer I LLC, Ser. 2023-1A, Cl. B(b)		5.45	4/20/2048	92,222	90,425
DataBank Issuer, Ser. 2021-1A, Cl. A2(b)		2.06	2/27/2051	300,000	285,729
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)		2.40	10/25/2051	350,000	328,355
DataBank Issuer, Ser. 2023-1A, Cl. A2(b)		5.12	2/25/2053	270,000	264,222
Dell Equipment Finance Trust, Ser. 2023-1, Cl. A3(b)		5.65	9/22/2028	310,000	311,124
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)		2.66	4/25/2051	218,813	198,252
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)		3.25	11/27/2051	305,000	287,405
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)		5.15	10/27/2059	100,000	99,986
GreenSky Home Improvement Trust, Ser. 2024-1, Cl. A4(b)		5.67	6/25/2059	282,785	285,498
Hilton Grand Vacations Trust, Ser. 2022-2A, Cl. A(b)		4.30	1/25/2037	50,818	49,910
MVW LLC, Ser. 2020-1A, Cl. A(b)		1.74	10/20/2037	47,056	45,080
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)		1.91	10/20/2061	1,125,000	1,029,145
OneMain Financial Issuance Trust, Ser. 2020-2A, Cl. A(b)		1.75	9/14/2035	350,000	334,463
Purewest Funding LLC, Ser. 2021-1, Cl. A1(b)		4.09	12/22/2036	153,454	150,430
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)		5.83	7/15/2036	100,000	101,942
Textainer Marine Containers VII Ltd., Ser. 2021-1A, Cl. A(b)		1.68	2/20/2046	247,333	223,192
Textainer Marine Containers VIII Ltd., Ser. 2020-2A, Cl. A(b)		2.10	9/20/2045	349,747	323,128
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. A(b)		3.53	5/17/2037	527,584	523,227
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C(b)		4.04	5/17/2037	350,000	347,630
Tricon American Homes Trust, Ser. 2019-SFR1, Cl. A(b)		2.75	3/17/2038	320,377	313,578
Trinity Rail Leasing LLC, Ser. 2020-2A, Cl. A1(b)		1.83	11/19/2050	113,527	107,688
TRP LLC, Ser. 2021-1, Cl. A(b)		2.07	6/19/2051	270,326	248,891

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Asset-Backed Certificates — 10.9% (continued)
TRP LLC, Ser. 2021-2, Cl. A(b)		2.15	6/19/2051	273,124	253,571
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)		2.17	10/15/2046	250,000	235,576
Vantage Data Centers LLC, Ser. 2020-2A, Cl. A2(b)		1.99	9/15/2045	414,000	375,651
Verizon Master Trust, Ser. 2024-1, Cl. C		5.49	12/20/2028	386,000	387,998
Volvo Financial Equipment LLC, Ser. 2024-1A, Cl. A3(b)		4.29	10/16/2028	147,000	145,429
Wingspire Equipment Finance LLC, Ser. 2024-1A, Cl. A2(b)		4.99	9/20/2032	160,000	160,196
					9,503,738
Asset-Backed Certificates/Auto Receivables — 12.6%
Ally Auto Receivables Trust, Ser. 2024-1, Cl. A3		5.08	12/15/2028	172,000	173,238
AmeriCredit Automobile Receivables Trust, Ser. 2022-2, Cl. B		4.81	4/18/2028	214,000	213,949
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. A2		6.19	4/19/2027	161,229	162,119
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A(b)		2.33	8/20/2026	240,000	236,426
Avis Budget Rental Car Funding AESOP LLC, Ser. 2023-3A, Cl. A(b)		5.44	2/22/2028	385,000	388,460
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)		5.83	12/15/2028	59,000	59,549
BMW Vehicle Lease Trust, Ser. 2023-1, Cl. A3		5.16	11/25/2025	27,395	27,413
Capital One Prime Auto Receivables Trust, Ser. 2022-2, Cl. A3		3.66	5/17/2027	239,400	237,619
CarMax Auto Owner Trust, Ser. 2021-3, Cl. C		1.25	5/17/2027	500,000	482,487
Carvana Auto Receivables Trust, Ser. 2020-P1, Cl. C		1.32	11/9/2026	425,000	409,032
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C		1.30	1/10/2028	160,297	154,809
Carvana Auto Receivables Trust, Ser. 2021-N2, Cl. C		1.07	3/10/2028	72,102	68,976
Carvana Auto Receivables Trust, Ser. 2021-P1, Cl. B		1.19	1/11/2027	230,000	221,544
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. B		1.98	2/10/2028	125,000	117,250
Carvana Auto Receivables Trust, Ser. 2022-P3, Cl. C		5.54	11/10/2028	238,000	239,191
Carvana Auto Receivables Trust, Ser. 2023-P4, Cl. A2(b)		6.23	1/11/2027	120,990	121,303
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)		6.16	10/15/2035	73,708	74,631
Citizens Auto Receivables Trust, Ser. 2023-2, Cl. A2A(b)		6.09	10/15/2026	67,473	67,684
Citizens Auto Receivables Trust, Ser. 2024-1, Cl. A3(b)		5.11	4/17/2028	101,000	101,600
Enterprise Fleet Financing LLC, Ser. 2022-3, Cl. A2(b)		4.38	7/20/2029	42,838	42,692
Exeter Automobile Receivables Trust, Ser. 2022-3A, Cl. B		4.86	12/15/2026	34,610	34,603
Exeter Automobile Receivables Trust, Ser. 2023-4A, Cl. B		6.31	10/15/2027	250,000	251,461
Exeter Automobile Receivables Trust, Ser. 2024-3A, Cl. C		5.70	7/16/2029	81,000	82,058
Exeter Automobile Receivables Trust, Ser. 2024-5A, Cl. A3		4.45	3/15/2028	51,000	50,813
Ford Auto Securitization Trust II, Ser. 2022-AA, Cl. A3(b)	CAD	5.40	9/15/2028	626,000	460,093
Ford Credit Auto Owner Trust, Ser. 2018-1, Cl. C(b)		3.49	7/15/2031	100,000	99,640
Ford Credit Auto Owner Trust, Ser. 2020-2, Cl. B(b)		1.49	4/15/2033	375,000	362,672
Ford Credit Auto Owner Trust, Ser. 2021-1, Cl. C(b)		1.91	10/17/2033	202,000	192,510
Ford Credit Auto Owner Trust, Ser. 2022-C, Cl. C		5.22	3/15/2030	325,000	326,869
GM Financial Consumer Automobile Receivables Trust, Ser. 2022-1, Cl. C		1.94	4/17/2028	170,000	163,026
Hertz Vehicle Financing LLC, Ser. 2021-1A, Cl. A(b)		1.21	12/26/2025	216,667	215,776
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4		5.52	10/16/2028	333,000	337,586
M&T Bank Auto Receivables Trust, Ser. 2024-1A, Cl. A3(b)		5.22	2/17/2032	287,000	289,960
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)		6.85	4/20/2037	150,000	151,842
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)		4.94	5/20/2030	100,000	100,107
Octane Receivables Trust, Ser. 2023-1A, Cl. B(b)		5.96	7/20/2029	300,000	303,068
Octane Receivables Trust, Ser. 2023-3A, Cl. A2(b)		6.44	3/20/2029	188,001	190,429
OneMain Direct Auto Receivables Trust, Ser. 2019-1A, Cl. B(b)		3.95	11/14/2028	400,000	393,262
OSCAR US Funding XIII LLC, Ser. 2021-2A, Cl. A4(b)		1.27	9/11/2028	501,702	491,022
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)		5.54	2/10/2028	143,000	144,206

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Asset-Backed Certificates/Auto Receivables — 12.6% (continued)
PenFed Auto Receivables Owner Trust, Ser. 2022-A, Cl. C(b)	4.83	12/15/2028	1,000,000	993,660
Santander Drive Auto Receivables Trust, Ser. 2021-4, Cl. C	1.26	2/16/2027	17,288	17,261
Santander Drive Auto Receivables Trust, Ser. 2022-5, Cl. C	4.74	10/16/2028	306,000	305,909
Santander Drive Auto Receivables Trust, Ser. 2024-1, Cl. B	5.23	12/15/2028	67,000	67,432
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A(b)	5.89	3/22/2027	39,954	40,058
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A3(b)	5.47	10/20/2028	205,000	206,804
SFS Auto Receivables Securitization Trust, Ser. 2024-1A, Cl. A3(b)	4.95	5/21/2029	78,000	78,376
Tesla Electric Vehicle Trust, Ser. 2023-1, Cl. A3(b)	5.38	6/20/2028	87,000	87,992
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	514,000	516,868
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	149,831	151,663
Wheels Fleet Lease Funding 1 LLC, Ser. 2022-1A, Cl. A(b)	2.47	10/18/2036	17,956	17,928
World Omni Auto Receivables Trust, Ser. 2023-A, Cl. A3	4.83	5/15/2028	101,000	101,101
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	130,000	129,635
				10,955,662
Asset-Backed Certificates/Credit Cards — .1%
Synchrony Card Funding LLC, Ser. 2023-A1, Cl. A	5.54	7/15/2029	47,000	47,660
Asset-Backed Certificates/Home Equity Loans — .7%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR + 1.60%)(b),(d)	6.46	8/25/2054	331,557	332,657
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)	6.23	4/20/2054	25,000	25,590
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A1B(b)	6.29	4/25/2044	272,461	273,668
				631,915
Automobiles & Components — 1.2%
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b),(c)	6.25	5/15/2026	300,000	300,789
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	500,000	493,226
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	275,000	277,498
				1,071,513
Banks — 4.8%
Banco Santander Mexico SA, Sr. Unscd. Notes(b)	5.38	4/17/2025	200,000	200,092
BNP Paribas SA, Sub. Notes(c)	4.63	3/13/2027	325,000	320,822
Citigroup, Inc., Jr. Sub. Notes, Ser. W(e)	4.00	12/10/2025	363,000	354,149
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	63,000	64,355
Credit Agricole SA, Sub. Notes	4.38	3/17/2025	600,000	597,660
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH(e)	4.60	2/1/2025	500,000	498,852
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	462,000	465,809
Morgan Stanley, Sr. Unscd. Notes	6.14	10/16/2026	300,000	303,503
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	139,000	143,332
State Street Corp., Jr. Sub. Notes, Ser. I(e)	6.70	3/15/2029	236,000	243,555
The Goldman Sachs Group, Inc., Jr. Sub. Notes, Ser. T(c),(e)	3.80	5/10/2026	350,000	335,573
UBS Group AG, Sr. Unscd. Notes(b)	6.37	7/15/2026	350,000	352,759
Wells Fargo & Co., Jr. Sub. Notes, Ser. BB(e)	3.90	3/15/2026	300,000	290,732
				4,171,193
Building Materials — .3%
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	6.00	11/1/2028	300,000	297,815
Chemicals — 1.6%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(b)	4.75	6/15/2027	350,000	343,296
Braskem Netherlands Finance BV, Gtd. Notes(b),(c)	4.50	1/10/2028	300,000	281,536

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Chemicals — 1.6% (continued)
Celanese US Holdings LLC, Gtd. Notes	6.17	7/15/2027	200,000	204,620
MEGlobal Canada ULC, Gtd. Notes	5.00	5/18/2025	300,000	298,972
SNF Group SACA, Sr. Unscd. Notes(b)	3.13	3/15/2027	250,000	238,058
				1,366,482
Collateralized Loan Obligations Debt — 5.5%
Antares Ltd. CLO, Ser. 2020-1A, Cl. A1R, (3 Month TSFR + 1.72%)(b),(d)	6.35	10/23/2033	350,000	350,292
Arbor Realty Commercial Real Estate Notes Ltd. CLO, Ser. 2021-FL4, Cl. A, (1 Month TSFR + 1.46%)(b),(d)	6.27	11/15/2036	308,033	307,796
Bain Capital Credit Ltd. CLO, Ser. 2020-3A, Cl. A1RR, (3 Month TSFR + 1.21%)(b),(d)	5.84	10/23/2034	350,000	350,236
Ballyrock Ltd. CLO, Ser. 2020-2A, Cl. A1R, (3 Month TSFR + 1.27%)(b),(d)	5.89	10/20/2031	234,581	235,076
Cent 21 Ltd. CLO, Ser. 2014-21A, Cl. A1R3, (3 Month TSFR + 1.23%)(b),(d)	5.85	7/27/2030	10,138	10,141
Dryden 108 Ltd. CLO, Ser. 2022-108A, Cl. X, (3 Month TSFR + 1.15%)(b),(d)	5.78	7/18/2037	250,000	250,132
Dryden 41 Senior Loan Fund CLO, Ser. 2015-41A, Cl. AR, (3 Month TSFR + 1.23%)(b),(d)	5.89	4/15/2031	167,135	167,554
Goldentree Loan Management US 14 Ltd. CLO, Ser. 2022-14A, Cl. XR, (3 Month TSFR + 0.90%)(b),(d)	5.52	7/20/2037	250,000	250,084
Madison Park Funding XXVII Ltd. CLO, Ser. 2018-27A, Cl. A1A, (3 Month TSFR + 1.29%)(b),(d)	5.91	4/20/2030	129,121	129,372
Magnetite XIX Ltd. CLO, Ser. 2017-19A, Cl. AR, (3 Month TSFR + 1.31%)(b),(d)	5.96	4/17/2034	325,000	325,764
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR + 1.56%)(b),(d)	6.32	10/16/2036	500,000	495,459
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. AS, (1 Month TSFR + 1.75%)(b),(d)	6.51	2/19/2037	375,000	368,899
Neuberger Berman Loan Advisers 40 Ltd. CLO, Ser. 2021-40A, Cl. B, (3 Month TSFR + 1.66%)(b),(d)	6.31	4/16/2033	400,000	401,157
RIN IV Ltd. CLO, Ser. 2021-1A, Cl. A, (3 Month TSFR + 1.56%)(b),(d)	6.18	4/20/2033	250,000	250,151
Symphony XV Ltd. CLO, Ser. 2014-15A, Cl. BR3, (3 Month TSFR + 1.81%)(b),(d)	6.46	1/17/2032	550,000	551,267
TPRK CLO, Ser. 2021-1A, Cl. A1, (3 Month TSFR + 1.26%)(b),(d)	5.92	4/15/2034	350,000	350,599
				4,793,979
Commercial & Professional Services — 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b),(c)	5.75	7/15/2027	300,000	294,764
Herc Holdings, Inc., Gtd. Notes(b),(c)	6.63	6/15/2029	415,000	424,987
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	192,000	195,066
				914,817
Commercial Mortgage Pass-Through Certificates — 4.7%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	46,272	45,120
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	117,295	118,546
BSREP, Ser. 2021-DC, Cl. C, (1 Month TSFR + 1.66%)(b),(d)	6.47	8/15/2038	473,853	381,285
BXHPP Trust, Ser. 2021-FILM, Cl. B, (1 Month TSFR + 1.01%)(b),(d)	5.82	8/15/2036	450,000	426,070
Citigroup Commercial Mortgage Trust, Ser. 2014-GC25, Cl. B	4.35	10/10/2047	270,000	267,053
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	115,964	118,055
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	45,366	45,604
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	45,366	45,535
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	149,275	150,701
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A3(b)	7.16	2/25/2068	358,791	361,351
JP Morgan Mortgage Trust, Ser. 2024-CES1, Cl. A1B(b)	6.02	6/25/2054	342,862	343,506

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Commercial Mortgage Pass-Through Certificates — 4.7% (continued)
JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C30, Cl. A4	3.55	7/15/2048	314,588	311,893
Natixis Commercial Mortgage Securities Trust, Ser. 2020-2PAC, Cl. A(b)	2.97	12/15/2038	172,355	166,547
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	465,381	403,395
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	235,000	236,435
OBX Trust, Ser. 2023-NQM2, Cl. A1(b)	6.32	1/25/2062	335,725	337,408
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	87,180	82,925
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C27, Cl. A4	3.19	2/15/2048	144,762	144,178
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A2	2.50	6/15/2053	19,988	18,842
Wells Fargo Commercial Mortgage Trust, Ser. 2021-SAVE, Cl. A, (1 Month TSFR + 1.26%)(b),(d)	6.07	2/15/2040	114,529	113,855
				4,118,304
Consumer Discretionary — 5.1%
Caesars Entertainment, Inc., Gtd. Notes(b),(c)	8.13	7/1/2027	90,000	91,822
Carnival Corp., Gtd. Notes(b)	5.75	3/1/2027	250,000	250,906
International Game Technology PLC, Sr. Scd. Notes(b)	4.13	4/15/2026	865,000	853,174
KB Home, Gtd. Notes	6.88	6/15/2027	450,000	465,161
Las Vegas Sands Corp., Sr. Unscd. Notes	5.90	6/1/2027	486,000	493,832
Light & Wonder International, Inc., Gtd. Notes(b),(c)	7.25	11/15/2029	300,000	306,944
MGM China Holdings Ltd., Sr. Unscd. Notes(b)	4.75	2/1/2027	500,000	483,615
NCL Corp. Ltd., Gtd. Notes(b)	5.88	3/15/2026	250,000	249,883
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes(b)	5.50	8/31/2026	645,000	646,129
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	600,000	576,423
				4,417,889
Diversified Financials — .9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	5.10	1/19/2029	450,000	451,383
MDGH GMTN RSC Ltd., Gtd. Notes	2.50	11/7/2024	320,000	319,955
				771,338
Energy — 10.1%
Aker BP ASA, Sr. Unscd. Notes(b)	3.00	1/15/2025	325,000	323,235
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(b)	5.75	3/1/2027	400,000	399,556
CITGO Petroleum Corp., Sr. Scd. Notes(b)	7.00	6/15/2025	716,000	717,368
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	14,000	14,574
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	6.06	8/15/2026	500,000	508,279
CVR Energy, Inc., Gtd. Notes(b)	5.75	2/15/2028	500,000	456,494
Energy Transfer LP, Gtd. Notes(b)	5.63	5/1/2027	675,000	675,720
Energy Transfer LP, Sr. Unscd. Notes	5.25	7/1/2029	285,000	288,038
Energy Transfer LP, Sr. Unscd. Notes	5.55	2/15/2028	453,000	462,953
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	1/15/2027	500,000	509,196
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	254,000	253,740
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.00	8/1/2027	500,000	501,934
Hess Midstream Operations LP, Gtd. Notes(b)	5.63	2/15/2026	300,000	299,505
Hess Midstream Operations LP, Gtd. Notes(b)	6.50	6/1/2029	66,000	67,145
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	8.88	7/15/2028	263,000	277,696
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b),(c)	8.13	10/15/2029	400,000	401,101
Leviathan Bond Ltd., Sr. Scd. Notes(b)	6.13	6/30/2025	300,000	296,751
Occidental Petroleum Corp., Sr. Unscd. Notes(c)	6.38	9/1/2028	300,000	310,858
ONEOK, Inc., Gtd. Notes	4.25	9/24/2027	491,000	484,828

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Energy — 10.1% (continued)
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	82,000	84,244
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	220,000	216,045
SM Energy Co., Sr. Unscd. Notes(b)	6.75	8/1/2029	136,000	135,268
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	4.91	9/1/2027	176,000	175,285
Targa Resources Corp., Gtd. Notes	5.20	7/1/2027	500,000	505,914
Venture Global LNG, Inc., Sr. Scd. Notes(b)	8.13	6/1/2028	410,000	425,780
				8,791,507
Environmental Control — .6%
GFL Environmental, Inc., Sr. Scd. Notes(b)	5.13	12/15/2026	500,000	495,454
Food Products — 1.1%
NBM US Holdings, Inc., Gtd. Notes(b)	7.00	5/14/2026	210,000	211,316
The Kroger Company, Sr. Unscd. Notes	4.65	9/15/2029	311,000	311,059
US Foods, Inc., Gtd. Notes(b)	6.88	9/15/2028	419,000	431,218
				953,593
Foreign Governmental — 1.5%
Hungary, Sr. Unscd. Notes(b)	6.13	5/22/2028	200,000	205,998
Israel, Sr. Unscd. Notes, Ser. 10Y	3.25	1/17/2028	500,000	469,471
Romania, Sr. Unscd. Notes(b)	5.25	11/25/2027	350,000	348,089
Romania, Sr. Unscd. Notes(b)	6.63	2/17/2028	300,000	309,719
				1,333,277
Health Care — 1.0%
Avantor Funding, Inc., Gtd. Notes(b)	4.63	7/15/2028	310,000	300,003
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	93,000	92,870
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes	7.88	9/15/2029	450,000	486,062
				878,935
Industrial — 1.7%
AGCO Corp., Gtd. Notes	5.45	3/21/2027	272,000	275,062
Benteler International AG, Sr. Scd. Notes(b)	10.50	5/15/2028	500,000	517,422
Chart Industries, Inc., Sr. Scd. Notes(b)	7.50	1/1/2030	300,000	312,399
TK Elevator US Newco, Inc., Sr. Scd. Notes(b)	5.25	7/15/2027	400,000	393,769
				1,498,652
Insurance — 1.0%
Allianz SE, Jr. Sub. Notes(b),(e)	3.20	10/30/2027	400,000	343,368
Corebridge Global Funding, Scd. Notes(b)	5.35	6/24/2026	483,000	488,118
				831,486
Materials — 1.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(b)	6.00	6/15/2027	500,000	499,042
Ball Corp., Gtd. Notes	6.88	3/15/2028	450,000	462,962
Crown Americas LLC/Crown Americas Capital Corp. VI, Gtd. Notes	4.75	2/1/2026	190,000	188,763
				1,150,767
Media — 2.3%
Paramount Global, Jr. Sub. Notes(c)	6.38	3/30/2062	550,000	509,728
Sirius XM Radio, Inc., Gtd. Notes(b)	5.00	8/1/2027	500,000	490,314
Sunrise HoldCo IV BV, Sr. Scd. Notes(b),(c)	5.50	1/15/2028	500,000	495,009
Univision Communications, Inc., Sr. Scd. Notes(b)	8.00	8/15/2028	258,000	262,447
Ziggo Bond Co. BV, Sr. Unscd. Notes(b),(c)	6.00	1/15/2027	250,000	249,668
				2,007,166

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
Metals & Mining — .9%
Cleveland-Cliffs, Inc., Gtd. Notes(c)		5.88	6/1/2027	500,000	500,118
WE Soda Investments Holding PLC, Sr. Scd. Notes(b)		9.50	10/6/2028	250,000	258,425
					758,543
Real Estate — 5.4%
Agree LP, Gtd. Notes		2.00	6/15/2028	500,000	451,369
Brixmor Operating Partnership LP, Sr. Unscd. Notes		3.85	2/1/2025	95,000	94,651
EPR Properties, Gtd. Notes		4.75	12/15/2026	430,000	426,321
Extra Space Storage LP, Gtd. Notes		5.70	4/1/2028	380,000	389,595
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes		5.38	4/15/2026	710,000	710,996
Kite Realty Group LP, Sr. Unscd. Notes		4.00	10/1/2026	67,000	65,741
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes(b)		7.00	2/1/2030	222,000	227,583
SBA Tower Trust, Asset Backed(b)		1.84	4/15/2027	500,000	461,299
SBA Tower Trust, Asset Backed(b)		1.88	1/15/2026	275,000	264,893
SBA Tower Trust, Asset Backed(b)		2.84	1/15/2025	650,000	647,084
Ventas Realty LP, Gtd. Notes		4.40	1/15/2029	430,000	420,223
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes(b)		3.50	2/15/2025	225,000	223,708
WPC Eurobond BV, Gtd. Notes	EUR	1.35	4/15/2028	300,000	305,012
					4,688,475
Retailing — 1.3%
Asbury Automotive Group, Inc., Gtd. Notes(b),(c)		4.63	11/15/2029	535,000	501,370
Autozone, Inc., Sr. Unscd. Notes		3.63	4/15/2025	300,000	298,270
CK Hutchison Europe Finance 18 Ltd., Gtd. Notes	EUR	1.25	4/13/2025	300,000	323,383
					1,123,023
Semiconductors & Semiconductor Equipment — .3%
Broadcom, Inc., Sr. Unscd. Notes		5.05	7/12/2029	298,000	300,646
Telecommunication Services — 1.6%
Iliad Holding SASU, Sr. Scd. Notes(b)		6.50	10/15/2026	500,000	504,386
Millicom International Cellular SA, Sr. Unscd. Notes(b)		5.13	1/15/2028	495,000	479,956
T-Mobile USA, Inc., Gtd. Notes		4.75	2/1/2028	450,000	448,487
					1,432,829
U.S. Government Agencies Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 4091, Cl. KC(f)		3.00	8/15/2040	27,927	27,434
Federal Home Loan Mortgage Corp., REMIC, Ser. 5050, Cl. XA(f)		1.00	7/15/2039	320,511	293,418
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Ser. 2020-3, Cl. TTU(f)		2.50	5/25/2060	79,518	72,508
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2018-2, Cl. A1(f)		3.50	11/25/2028	49,050	47,144
Federal National Mortgage Association, REMIC, Ser. 2013-16, Cl. GP(f)		3.00	3/25/2033	27,460	26,869
Government National Mortgage Association, Ser. 2022-173, Cl. PQ		5.00	6/20/2051	560,151	555,471
					1,022,844
U.S. Government Agencies Mortgage-Backed — 0.1%
Federal Home Loan Mortgage Corp.:
2.50%, 7/1/29(f)				54,587	52,797
Government National Mortgage Association II:
7.00%, 12/20/2030-4/20/2031				1,307	1,366
7.50%, 11/20/2029-12/20/2030				1,159	1,197
					55,360

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 95.4% (continued)
U.S. Government Securities — 5.8%
U.S. Treasury Notes(c)	4.50	11/30/2024	5,000,000	4,999,047
Utilities — 4.5%
AEP Texas, Inc., Sr. Unscd. Notes	5.45	5/15/2029	491,000	501,560
DTE Energy Co., Sr. Unscd. Notes	4.22	11/1/2024	207,000	207,000
DTE Energy Co., Sr. Unscd. Notes	4.95	7/1/2027	132,000	132,757
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	457,000	468,795
Enel Finance America LLC, Gtd. Notes(b)	7.10	10/14/2027	200,000	212,052
Enel Finance International NV, Gtd. Notes(b)	5.13	6/26/2029	200,000	200,980
FirstEnergy Corp., Sr. Unscd. Notes, Ser. B	3.90	7/15/2027	400,000	390,746
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.05	3/1/2025	62,000	62,208
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	230,000	233,410
System Energy Resources, Inc., First Mortgage	6.00	4/15/2028	500,000	515,846
The AES Corp., Sr. Unscd. Notes(c)	5.45	6/1/2028	500,000	504,998
Vistra Operations Co. LLC, Gtd. Notes(b)	5.00	7/31/2027	500,000	493,735
				3,924,087
Total Bonds and Notes (cost: $83,551,309)				82,954,241

1-Day Yield (%)
Short-Term Investments — 2.8%
U.S. Government Securities — 2.8%
U.S. Treasury Bills(g) (cost $2,420,979)	4.75	7/10/2025	2,500,000	2,427,906

		Shares
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $664,529)	4.95	664,528	664,529
Investment of Cash Collateral for Securities Loaned — 4.8%
Registered Investment Companies — 4.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $4,225,202)	4.95	4,225,202	4,225,202
Total Investments (cost $90,862,019)		103.8%	90,271,878
Liabilities, Less Cash and Receivables		(3.8%)	(3,300,463)
Net Assets		100.0%	86,971,415

CAD—Canadian Dollar
EUR—Euro
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $49,440,268 or 56.9% of net assets.

(c)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $10,711,925 and the value of the collateral was
$11,134,034, consisting of cash collateral of $4,225,202 and U.S. Government & Agency securities valued at $6,908,832.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(g)	Security is a discount security. Income is recognized through the accretion of discount.
(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 2 Year Notes	82	12/31/2024	17,022,817	16,887,515	(135,302)
U.S. Treasury 5 Year Notes	110	12/31/2024	12,064,850	11,795,782	(269,068)
Futures Short
Canadian 10 Year Bond(a)	3	12/18/2024	266,846	262,844	4,002
Euro-BobI(a)	2	12/06/2024	258,659	257,035	1,624
Euro-Schatz(a)	4	12/06/2024	463,921	463,556	366
U.S. Treasury 10 Year Notes	2	12/19/2024	227,899	220,937	6,962

Gross Unrealized Appreciation	12,954
Gross Unrealized Depreciation	(404,370)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
BNP Paribas Corp.
United States Dollar	833,241	Canadian Dollar	1,126,000	11/8/2024	24,314
Citigroup Global Markets Inc.
Peruvian Nuevo Sol	1,490,000	United States Dollar	401,877	11/8/2024	(7,075)
HSBC Securities (USA) Inc.
United States Dollar	389,055	Peruvian Nuevo Sol	1,447,000	11/8/2024	5,646
J.P. Morgan Securities LLC
United States Dollar	706,444	Euro	637,000	11/8/2024	13,285
RBC Capital Markets, LLC
Canadian Dollar	464,000	United States Dollar	336,852	11/8/2024	(3,511)
Gross Unrealized Appreciation					43,245
Gross Unrealized Depreciation					(10,586)
See notes to statement of investments.

Statement of Investments
BNY Mellon Short Term Income Fund

October 31, 2024 (Unaudited)
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	21,138,975	—	21,138,975
Collateralized Loan Obligations	—	4,793,979	—	4,793,979
Commercial Mortgage-Backed	—	4,118,304	—	4,118,304
Corporate Bonds and Notes	—	45,492,455	—	45,492,455
Foreign Governmental	—	1,333,277	—	1,333,277
U.S. Government Agencies Collateralized Mortgage Obligations	—	1,022,844	—	1,022,844
U.S. Government Agencies Mortgage-Backed	—	55,360	—	55,360
U.S. Treasury Securities	—	7,426,953	—	7,426,953
Investment Companies	4,889,731	—	—	4,889,731
Other Financial Instruments:
Futures††	12,954	—	—	12,954
Foreign Currency Exchange Contracts††	—	43,245	—	43,245
Liabilities ($)
Other Financial Instruments:
Futures††	(404,370)	—	—	(404,370)
Foreign Currency Exchange Contracts††	—	(10,586)	—	(10,586)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forwards contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including , as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Statement of Investments.
At October 31, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $948,898, consisting of $734,336 gross unrealized appreciation and $1,683,234 gross unrealized depreciation.
At October 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.